Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Feb. 28, 2025	Feb. 28, 2025
C000241788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beacon Selective Risk ETF
C000241789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Beacon Tactical Risk ETF
Without Sales Load [Member] | C000241788
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	10.59%
Without Sales Load [Member] | C000241789
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%	5.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%	23.07%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%	23.07%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	10.96%	12.36%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	10.96%	12.36%